Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 3,380,968	$ 1,468,465	$ 3,122,134
Prepaid expenses	80,830	178,158	63,853
Other current assets	4,632	2,466	306
TOTAL CURRENT ASSETS	3,466,430	1,649,089	3,186,293
Property and equipment, net	294,384	298,958	301,308
Right of use asset, net	181,499	200,124	270,950
Security deposit	100,000	100,000	100,000
TOTAL NON-CURRENT ASSETS	575,883	599,082	672,258
TOTAL ASSETS	4,042,313	2,248,171	3,858,551
CURRENT LIABILITIES
Accounts payable	462,615	169,284	367,019
Accrued expenses	511,990	499,948	202,160
Short-term lease liability	130,142	125,500	92,214
PPP note payable		368,780
Convertible notes payable	4,369,440	2,133,453
TOTAL CURRENT LIABILITIES	5,474,187	3,296,965	661,393
LONG-TERM LIABILITIES’
Long-term lease liability	149,614	184,355	178,736
Bonus payable		42,000	140,000
TOTAL LIABILITIES	5,623,801	3,523,320	980,129
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, $0.001 par value, 5,000,000 shares authorized, none issued and outstanding
Common Stock, $0.001 par value, 50,000,000 shares authorized, 18,906,148 shares and 17,870,261 shares issued and outstanding as of March 31, 2021 and 2020, respectively	18,972	18,906	17,870
Additional paid-in capital	19,181,641	14,652,955	10,505,592
Common stock issuable
Accumulated deficit	(20,782,101)	(15,947,010)	(8,569,034)
TOTAL STOCKHOLDERS’ DEFICIT	(1,581,488)	(1,275,149)	2,878,422
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	4,042,313	2,248,171	3,858,551
Common stock issuable			923,994
TOTAL STOCKHOLDERS’ EQUITY (DEFICIT)	(1,581,488)	(1,275,149)	2,878,422
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	$ 4,042,313	$ 2,248,171	$ 3,858,551